Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Legg Mason ETF Equity Trust
Prospectus Date	rr_ProspectusDate	Nov. 17, 2016
Document Creation Date	dei_DocumentCreationDate	Nov. 16, 2016